Segment Information	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segment Information
16. Segment Information
Our reportable segments are based upon our internal organizational structure; the manner in which our operations are managed; the criteria used by our Chief Executive Officer, who is our Chief Operating Decision Maker ("CODM"), to evaluate segment performance; the availability of separate financial information; and overall materiality considerations. Effective the first quarter of 2018, our business has three reportable segments: (i) Travel Network, (ii) Airline Solutions and (iii) Hospitality Solutions. In conjunction with this change, we have modified the methodology we have historically used to allocate shared corporate technology costs. Each segment now reflects a portion of our shared corporate costs that historically were not allocated to a business unit, based on relative consumption of shared technology infrastructure costs and defined revenue metrics. These changes have no impact on our consolidated results of operations, but result in a decrease of segment profitability only.
In April 2016, we completed the acquisition of Airpas Aviation, which is integrated and managed as part of our Airline Solutions segment. In January 2016, we completed the acquisition of the Trust Group, which is integrated and managed as part of our Hospitality Solutions segment. In July 2015, we acquired Abacus, which is managed as the APAC region of our Travel Network segment.
Our CODM utilizes Adjusted Gross Profit, Adjusted Operating Income and Adjusted EBITDA as the measures of profitability to evaluate performance of our segments and allocate resources. Corporate includes a technology organization that provides development and support activities to our segments. The majority of costs associated with our technology organization are allocated to the segments primarily based on the segments' usage of resources. Benefit expenses, facility costs and depreciation expense on the corporate headquarters building are allocated to the segments based on headcount. Unallocated corporate costs include certain expenses such as accounting, human resources, legal, corporate systems, impairment and related charges, stock-based compensation, restructuring charges, legal reserves, and other items not identifiable with one of our segments.
We account for significant intersegment transactions as if the transactions were with third parties, that is, at estimated current market prices. The majority of the intersegment revenues and cost of revenues are fees charged by Travel Network to Airline Solutions for airline trips booked through our GDS.
Our CODM does not review total assets by segment as operating evaluations and resource allocation decisions are not made on the basis of total assets by segment. Our CODM uses Adjusted Capital Expenditures in making product investment decisions and determining development resource requirements.
The performance of our segments is evaluated primarily on Adjusted Gross Profit, Adjusted Operating Income and Adjusted EBITDA which are not recognized terms under GAAP. Our uses of Adjusted Gross Profit, Adjusted Operating Income and Adjusted EBITDA have limitations as analytical tools, and should not be considered in isolation or as a substitute for analysis of our results as reported under GAAP.
We define Adjusted Gross Profit as operating income adjusted for selling, general and administrative expenses, impairment and related charges, amortization of upfront incentive consideration, the cost of revenue portion of depreciation and amortization, restructuring and other costs, and stock-based compensation included in cost of revenue.
We define Adjusted Operating Income as operating income adjusted for joint venture equity income, impairment and related charges, acquisition-related amortization, restructuring and other costs, acquisition-related costs, litigation (reimbursements) costs and stock-based compensation.
We define Adjusted EBITDA as income from continuing operations adjusted for depreciation and amortization of property and equipment, amortization of capitalized implementation costs, acquisition-related amortization, amortization of upfront incentive consideration, impairment and related charges, interest expense, net, other, net, restructuring and other costs, acquisition-related costs, litigation costs (reimbursements), net, stock-based compensation, loss on extinguishment of debt and provision for income taxes.
We define Adjusted Capital Expenditures as additions to property and equipment and capitalized implementation costs during the periods presented.
We define Adjusted Capital Expenditures as additions to property and equipment and capitalized implementation costs during the periods presented. Segment information for the years ended December 31, 2017, 2016 and 2015 is as follows (in thousands) and has been updated to recast for the disaggregation of our segments and the modification of our allocation of shared corporate costs described on this Form 8-K:

	Year Ended December 31,
	2017	2016	2015
Revenue
Travel Network	$2,550,470	$2,374,849	$2,102,792
Airline Solutions	816,008	794,637	712,908
Hospitality Solutions	258,352	224,669	159,178
Eliminations	(26,346)	(20,768)	(13,982)
Total revenue	$3,598,484	$3,373,387	$2,960,896
Adjusted Gross Profit (a)
Travel Network	$1,071,249	$1,039,561	$950,344
Airline Solutions	366,255	354,922	338,201
Hospitality Solutions	88,477	72,497	52,936
Corporate	(25,795)	(6,305)	(24,661)
Total	$1,500,186	$1,460,675	$1,316,820
Adjusted Operating Income (b)
Travel Network	$746,625	$738,134	$693,887
Airline Solutions	137,932	136,177	134,660
Hospitality Solutions	9,670	16,807	6,236
Corporate	(188,078)	(170,757)	(181,678)
Total	$706,149	$720,361	$653,105
Adjusted EBITDA (c)
Travel Network	$923,615	$886,630	$818,913
Airline Solutions	296,437	286,362	275,410
Hospitality Solutions	42,784	39,964	23,452
Total segments	1,262,836	1,212,956	1,117,775
Corporate	(184,265)	(166,310)	(176,188)
Total	$1,078,571	$1,046,646	$941,587
Depreciation and amortization
Travel Network	$109,579	$92,772	$79,903
Airline Solutions	158,505	150,185	140,750
Hospitality Solutions	33,114	23,157	17,216
Total segments	301,198	266,114	237,869
Corporate	99,673	147,872	113,611
Total	$400,871	$413,986	$351,480
Adjusted Capital Expenditures (d)
Travel Network	$90,881	$97,798	$73,469
Airline Solutions	169,053	206,009	192,483
Hospitality Solutions	52,103	46,358	33,777
Total segments	312,037	350,165	299,729
Corporate	65,165	60,887	50,350
Total	$377,202	$411,052	$350,079

(a)	The following table sets forth the reconciliation of Adjusted Gross Profit to operating income in our statement of operations (in thousands):

	Year Ended December 31,
	2017	2016	2015
Adjusted Gross Profit	$1,500,186	$1,460,675	$1,316,820
Less adjustments:
Selling, general and administrative	510,075	626,153	557,077
Impairment and related charges(7)	81,112	—	—
Cost of revenue adjustments:
Depreciation and amortization (1)	317,812	287,353	244,535
Amortization of upfront incentive consideration (2)	67,411	55,724	43,521
Restructuring and other costs (4)	12,604	12,660	—
Stock-based compensation	17,732	19,213	11,918
Operating income	$493,440	$459,572	$459,769

(b)	The following table sets forth the reconciliation of Adjusted Operating Income to operating income in our statement of operations (in thousands):

	Year Ended December 31,
	2017	2016	2015
Adjusted Operating income	$706,149	$720,361	$653,105
Less adjustments:
Joint venture equity income	2,580	2,780	14,842
Impairment and related charges(7)	81,112	—	—
Acquisition-related amortization(1c)	95,860	143,425	108,121
Restructuring and other costs (4)	23,975	18,286	9,256
Acquisition-related costs(5)	—	779	14,437
Litigation (reimbursements) costs(6)	(35,507)	46,995	16,709
Stock-based compensation	44,689	48,524	29,971
Operating income	$493,440	$459,572	$459,769

(c)	The following table sets forth the reconciliation of Adjusted EBITDA to income from continuing operations in our statement of operations (in thousands):

	Year Ended December 31,
	2017	2016	2015
Adjusted EBITDA	$1,078,571	$1,046,646	$941,587
Less adjustments:
Impairment and related charges(7)	81,112	—	—
Depreciation and amortization of property and equipment(1a)	264,880	233,303	213,520
Amortization of capitalized implementation costs(1b)	40,131	37,258	31,441
Acquisition-related amortization(1c)	95,860	143,425	108,121
Amortization of upfront incentive consideration(2)	67,411	55,724	43,521
Interest expense, net	153,925	158,251	173,298
Loss on extinguishment of debt	1,012	3,683	38,783
Other, net(3)	(36,530)	(27,617)	(91,377)
Restructuring and other costs(4)	23,975	18,286	9,256
Acquisition-related costs(5)	—	779	14,437
Litigation (reimbursements) costs(6)	(35,507)	46,995	16,709
Stock-based compensation	44,689	48,524	29,971
Provision for income taxes(8)	128,037	86,645	119,352
Income from continuing operations	$249,576	$241,390	$234,555
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(1)	Depreciation and amortization expenses (see Note 1. Summary of Business and Significant Accounting Policies for associated asset lives):

a.	Depreciation and amortization of property and equipment includes software developed for internal use.

b.	Amortization of capitalized implementation costs represents amortization of upfront costs to implement new customer contracts under our SaaS and hosted revenue model.

c.
Acquisition-related amortization represents amortization of intangible assets from the take-private transaction in 2007 as well as intangibles associated with acquisitions since that date. Also includes amortization of the excess basis in our underlying equity interest in SAPPL's net assets prior to our acquisition of SAPPL on July 1, 2015.

(2)
Our Travel Network business at times makes upfront cash payments or other consideration to travel agency subscribers at the inception or modification of a service contract, which are capitalized and amortized over an average expected life of the service contract, generally over three to five years. This consideration is made with the objective of increasing the number of clients or to ensure or improve customer loyalty. These service contract terms are established such that the supplier and other fees generated over the life of the contract will exceed the cost of the incentive consideration provided up front. These service contracts with travel agency subscribers require that the customer commit to achieving certain economic objectives and generally have terms requiring repayment of the upfront incentive consideration if those objectives are not met.

(3)
In 2017, Other, net includes a benefit of $60 million due to a reduction to our liability under the TRA primarily due to a provisional adjustment resulting from the enactment of TCJA in December 2017 which reduced the U.S. corporate income tax rate (see Note 7. Income Taxes), offset by a loss of $15 million related to debt modification costs associated with debt refinancing. In 2016, we recognized a gain of $15 million from the sale of our available-for-sale marketable securities, and a $6 million gain associated with the receipt of an earn-out payment from the sale of a business in 2013. Additionally, in 2015, we recognized a gain of $78 million associated with the remeasurement of our previously-held 35% investment in SAPPL to its fair value and a gain of $12 million related to the settlement of pre-existing agreements between us and SAPPL.

(4)
Restructuring and other costs represents charges associated with business restructuring and associated changes implemented which resulted in severance benefits related to employee terminations, integration and facility opening or closing costs and other business reorganization costs. We recorded $25 million and $20 million in charges associated with an announced action to reduce our workforce in 2017 and 2016, respectively. These reductions aligned our operations with business needs and implemented an ongoing cost and organizational structure consistent with our expected growth needs and opportunities. In 2015, we recognized a restructuring charge of $9 million associated with the integration of Abacus, and reduced that estimate by $4 million in 2016, as a result of the reevaluation of our plan derived from a shift in timing and strategy of originally contemplated actions. As of December 31, 2017, our actions under this plan have been substantially completed and payments under the plan have been made.

(5)	Acquisition-related costs represent fees and expenses incurred associated with the acquisition of Abacus, the Trust Group and Airpas Aviation. See Note 2. Acquisitions.

(6)
Litigation (reimbursements) costs, net represent charges and legal fee reimbursements associated with antitrust litigation. In 2017, we recorded a $43 million reimbursement, net of accrued legal and related expenses, from a settlement with our insurance carriers with respect to the American Airlines litigation. In 2016, we recorded an accrual of $32 million representing the trebling of the jury award plus our estimate of attorneys’ fees, expenses and costs in the US Airways litigation. See Note 15. Commitments and Contingencies.

(7)
Impairment and related charges represents an $81 million impairment charge recorded in 2017 associated with net capitalized contract costs related to an Airline Solutions' customer based on our analysis of the recoverability of such amounts. See Note 4. Impairment and Related Charges for additional information.

(8)
In 2017, provision for income taxes includes a provisional impact of $47 million recognized in the fourth quarter of 2017 as a result of the enactment of the TCJA in December 2017. See Note 7. Income Taxes.

(d)
Adjusted Capital Expenditures by business segment were not adjusted for the allocation changes that were effective January 1, 2018. Adjusted Capital Expenditures includes additions to property and equipment and capitalized implementation costs as summarized below (in thousands):

	Year Ended December 31,
	2017	2016	2015
Additions to property and equipment	$316,436	$327,647	$286,697
Capitalized implementation costs	60,766	83,405	63,382
Adjusted Capital Expenditures	$377,202	$411,052	$350,079
A significant portion of our revenue is generated through transaction-based fees that we charge to our customers. For Travel Network, this fee is in the form of a transaction fee for bookings on our GDS; for Airline Solutions and Hospitality Solutions, this fee is a recurring usage-based fee for the use of our SaaS and hosted systems, as well as implementation fees and professional service fees. Transaction-based revenue accounted for approximately 95%, 95% and 92% of our Travel Network revenue for the years ended December 31, 2017, 2016 and 2015, respectively. Transaction-based revenue accounted for approximately 74%, 70% and 68% for the years ended December 31, 2017, 2016 and 2015, respectively, of our Airline Solutions revenue. Transaction-based revenue accounted for approximately 83%, 79% and 73% for the years ended December 31, 2017, 2016 and 2015, respectively, of our Hospitality Solutions revenue.
All joint venture equity income relates to Travel Network.
Our revenues and long-lived assets, excluding goodwill and intangible assets, by geographic region are summarized below. Revenue of our Travel Network business is attributed to countries based on the location of the travel supplier. For Airline Solutions and Hospitality Solutions, revenue is attributed to countries based on the location of the customer.

	Year Ended December 31,
	2017	2016	2015
Revenue:
United States	$1,340,893	$1,257,685	$1,182,056
Europe	777,406	699,168	581,762
APAC	715,740	657,465	497,518
All other	764,445	759,069	699,560
Total	$3,598,484	$3,373,387	$2,960,896

	As of December 31,
	2017	2016
Long-lived assets
United States	$776,102	$726,021
APAC	11,468	13,330
Europe	3,939	5,922
All other	7,685	8,006
Total	$799,194	$753,279